Business Combinations and Asset Acquisitions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel lease	Dec. 31, 2021 USD ($) lease	Dec. 29, 2022 USD ($)
Asset Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 5,783
Goodwill	40,308	$ 34,841
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt			$ 44,519
Business combination, recognized identifiable assets acquired and liabilities assumed, current liabilities, operating lease			(11,063)
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination	4,900
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma Revenue	757,140	734,091
Business Acquisition, Pro Forma Net Income (Loss)	$ 246,657	272,557
Number of vessels | lease	9
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination	$ 4,900
Number of vessels | lease	9
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed	$ 4,900
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination	4,900
Natural Gas Liquid Segment
Asset Acquisition [Line Items]
Goodwill	$ 8,387	2,920
Weighted-average amortization period of intangible assets consisted of time-charter contracts	4 years 8 months 12 days
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels | vessel	43
Number of vessels | vessel	43
Evergas
Asset Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%
Evergas
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business acquisition costs, Accrued Liabilities, Current	$ 3,000	$ 0
LPG Carriers [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels chartered in | vessel	6
Number of vessels | vessel	7
Number of vessels | vessel	7
Number of vessels chartered in | vessel	6
NGL Carriers
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels | lease	10	0
Number of vessels | lease	10	0
Evergas
Asset Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			13,971
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets			1,332
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other			10,977
Business Combination, Recognized Identifiable Assets Acquired and Liabilities, Finance Lease, Right-of Use Asset			680,564
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets			15,036
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets			7,794
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			24,810
Goodwill			5,467
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable			(3,914)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other			(7,949)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Deferred Revenue			(11,102)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt			421,015
Business combination, recognized identifiable assets acquired and liabilities assumed, current liabilities, operating lease			9,956
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other			$ 9,002
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination	$ 241,431
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Payments to Acquire Businesses, Gross	238,400
Line of Credit Assumed	180,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination	241,431
Payments to Acquire Businesses, Gross	238,400
Line of Credit Assumed	180,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination	$ 241,431
Evergas | Natural Gas Liquid Segment
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels | vessel	2
Number of vessels | vessel	2
Evergas | LPG Carriers [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels chartered in | vessel	6
Number of vessels chartered in | vessel	6
Evergas | NGL Carriers
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Number of vessels | vessel	8
Number of vessels | vessel	8